ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) ft² in Millions, $ in Millions				1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 07, 2017 USD ($) ft² property	Dec. 01, 2017 USD ($) ft²	Mar. 09, 2017 USD ($)	Jul. 31, 2016 USD ($)	Jan. 31, 2016 USD ($) reservior offer MW	Sep. 30, 2016 USD ($) offer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 28, 2017 USD ($)	Oct. 16, 2017 USD ($)	May 10, 2017 USD ($)	Apr. 25, 2017 USD ($)	Apr. 04, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	May 31, 2016 USD ($)	Apr. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date							$ 15,900	$ 1,700
Net income of acquiree since acquisition date							694	223
Revenue of combined entity as if combination occurred at beginning of period							25,500	3,000
Net income (loss) of combined entity as if combination occurred at beginning of period							1,000	230
Consideration							12,557	10,332
Goodwill							1,157	1,286
Manufactured housing
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							237
Net income (loss) of combined entity as if combination occurred at beginning of period							86
Consideration			$ 768
Cash transferred			578
Gain recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 107
NTS
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							1,300
Net income (loss) of combined entity as if combination occurred at beginning of period							660
Consideration													$ 5,100
Cash transferred													$ 4,200
Percentage of voting equity interests acquired													90.00%
Deferred tax liabilities recognised as of acquisition date													$ 1,000
Additional deferred tax liabilities recognised as of acquisition date													$ 893
Goodwill							804
BRK
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							758
Net income (loss) of combined entity as if combination occurred at beginning of period							64
Consideration												$ 1,006
Percentage of voting equity interests acquired												70.00%
Goodwill							17
Greenergy
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							19,800
Net income (loss) of combined entity as if combination occurred at beginning of period							26
Consideration											$ 462
Percentage of voting equity interests acquired											85.00%
Goodwill							92
TerraForm Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							622
Net income (loss) of combined entity as if combination occurred at beginning of period							(46)
Consideration										$ 719
Percentage of voting equity interests acquired										51.00%
Houston Center
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							120
Net income (loss) of combined entity as if combination occurred at beginning of period							26
Consideration		$ 819
Cash transferred		$ 175
Office space acquired | ft²		4.2
Mumbai Office Portfolio
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							53
Net income (loss) of combined entity as if combination occurred at beginning of period							1
Consideration	$ 102
Office space acquired | ft²	2.7
Office properties acquired | property	14
Terraform Global
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period							249
Net income (loss) of combined entity as if combination occurred at beginning of period							(33)
Consideration									$ 757
Percentage of voting equity interests acquired									100.00%
Isagen
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								886
Net income (loss) of combined entity as if combination occurred at beginning of period								120
Consideration					$ 1,900	$ 605										$ 929
Proportion of ownership interest in subsidiary						99.64%
Cash transferred					$ 510
Percentage of voting equity interests acquired					57.60%											26.00%
Amount of power operated in portfolio | MW					3,032
Number of reservior-based hydroelectric facilities | reservior					6
Number of mandatory tender offers | offer					2	2
Simply storage
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								105
Net income (loss) of combined entity as if combination occurred at beginning of period								71
Consideration																		$ 471
Cash transferred																		$ 372
Student housing
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								42
Net income (loss) of combined entity as if combination occurred at beginning of period								5
Consideration																	$ 397
Cash transferred																	209
Holtwood
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								46
Net income (loss) of combined entity as if combination occurred at beginning of period								(1)
Consideration																	$ 859
Rutas
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								122
Net income (loss) of combined entity as if combination occurred at beginning of period								(6)
Consideration															$ 127
Cash transferred															$ 118
Niska
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								136
Net income (loss) of combined entity as if combination occurred at beginning of period								29
Consideration				$ 227
Cash transferred				67
Fair value of debt before acquisition				141
Gain recognized as result of remeasuring to fair value debt held by acquiree before business combination								24
Rouse
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								335
Net income (loss) of combined entity as if combination occurred at beginning of period								(58)
Consideration				1,100
Cash transferred				$ 587
Proportion of ownership interest in subsidiary				33.00%
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date				$ 354
Linx
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								504
Net income (loss) of combined entity as if combination occurred at beginning of period								12
Consideration														$ 145
Cash transferred														13
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date														$ 132
IFC Seoul
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								170
Net income (loss) of combined entity as if combination occurred at beginning of period								(18)
Consideration								2,100
Cash transferred								875
City Point
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period								49
Net income (loss) of combined entity as if combination occurred at beginning of period								(35)
Consideration								754
Cash transferred								147
Fair value of debt before acquisition								93
Gain recognized as result of remeasuring to fair value debt held by acquiree before business combination								(34)
Subsidiary's Institutional Partners | Isagen
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 1,200
Renewable Power
Disclosure of detailed information about business combination [line items]
Consideration							1,528	2,897
Goodwill							0	799
Renewable Power | TerraForm Power
Disclosure of detailed information about business combination [line items]
Consideration										$ 719
Goodwill							0
Renewable Power | Terraform Global
Disclosure of detailed information about business combination [line items]
Consideration									$ 757
Goodwill							0
Renewable Power | Isagen
Disclosure of detailed information about business combination [line items]
Consideration								1,926
Goodwill							$ 799	799
Renewable Power | Holtwood
Disclosure of detailed information about business combination [line items]
Consideration								859
Goodwill								$ 0